1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

June 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         KKR Income Opportunities Fund (f/k/a KKR Alternative Income Opportunities Fund)

(File Nos. 811-22543 and 333-173274)

Ladies and Gentlemen:

Please find enclosed for your supplemental review on behalf of KKR Income Opportunities Fund (the “Fund”) a copy of (1) the Fund’s audited financial statements that were audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, and (2) the Summary of Common Shareholder Fees and Expenses from the Fund’s registration statement on Form N-2.

If you have any questions relating to the foregoing, please do not hesitate to contact me at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai